Promotion and Selling Expenses - Summary of Promotion and Selling Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Ticket office expenses	¥ 2,809	¥ 2,935	¥ 3,299
Sales commissions	773	842	2,214
Computer reservation services	413	352	959
Advertising and promotion	140	121	314
Others	570	757	969
Promotion and selling expenses	¥ 4,705	¥ 5,007	¥ 7,755